SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Number of Warrants Outstanding, Beginning	1,289,937	10,743	10,743	7,620
Weighted Average Exercise Price, Beginning	$ 26.19	$ 2,253.40	$ 2,253.40	$ 3,164.80
Weighted Average Remaining Contractual Life (years), outstanding	1 year 4 months 13 days	1 year 3 months 14 days	1 year 3 months 14 days	2 years 5 months 1 day	2 years 7 months 24 days
Aggregate Intrinsic Value Warrants Outstanding, Beginning
Number of Warrants, Issued			1,282,051	3,122
Weighted Average Exercise Price, Issued			$ 7.80	$ 29.20
Number of Warrants, Exercised	1,282,051		2,799
Weighted Average Exercise Price, Exercised	$ 7.80		$ 26.44
Number of Warrants, Expired	6,298		58
Weighted Average Exercise Price, Expired
Number of Warrants Outstanding, Ending	1,588		1,289,937	10,743	7,620
Weighted Average Exercise Price, Ending	$ 1,125.15		$ 26.19	$ 2,253.40	$ 3,164.80
Aggregate Intrinsic Value Warrants Outstanding, Ending
Number of Warrants Exercisable	1,588		1,289,937	10,743
Weighted Average Exercise Price, Exercisable	$ 1,125.15		$ 26.19	$ 2,253.40
Weighted Average Remaining Contractual Life (years), Exercisable	1 year 4 months 13 days		1 year 3 months 14 days	2 years 5 months 1 day
Aggregate Intrinsic Value Warrants, Exercisable